Selling expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Total selling expenses	$ 33	$ 26	$ 28
Salaries And Social Security Charges [Member]
IfrsStatementLineItems [Line Items]
Total selling expenses	3	3	5
Benefits To Employees [Member]
IfrsStatementLineItems [Line Items]
Total selling expenses			1
Fees And Compensation For Services [Member]
IfrsStatementLineItems [Line Items]
Total selling expenses	3	3	2
Compensation Agreements [Member]
IfrsStatementLineItems [Line Items]
Total selling expenses		1	(1)
Taxes Rates And Contributions [Member]
IfrsStatementLineItems [Line Items]
Total selling expenses	11	8	10
Transport [Member]
IfrsStatementLineItems [Line Items]
Total selling expenses	14	9	9
Other [Member]
IfrsStatementLineItems [Line Items]
Total selling expenses	$ 2	$ 2	$ 2